Segments - Operating segments data (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenues third party	$ 26,017	$ 25,130	$ 25,416	$ 80,531	$ 75,967
Net income/(loss) from equity accounted investments	(16)	9	(1)	6	43
Other income	48
Total revenues and other income	26,049	25,145	25,446	81,115	76,120
Purchases [net of inventory variation]	(13,917)	(12,739)	(13,104)	(42,100)	(37,171)
Operating, selling, general and administrative expenses	(3,312)	(3,081)	(2,822)	(9,560)	(8,903)
Depreciation and amortisation	(2,543)	(2,466)	(2,424)	(7,174)	(7,140)
Net impairment (losses)/reversals	(754)	(955)	106	(1,854)	129
Exploration expenses	(252)	(183)	(296)	(562)	(841)
Total operating expenses	(20,779)	(19,424)	(18,541)	(61,250)	(53,927)
Net operating income/(loss)	5,270	5,721	6,905	19,866	22,192
Additions to PP&E, intangibles and equity accounted investments	3,679	3,577	3,141	11,752	11,281
Balance sheet information
Equity accounted investments	2,848			2,848		$ 2,471
Total non-current assets	83,694			83,694		$ 77,946
Segments
Disclosure of operating segments [line items]
Net income/(loss) from equity accounted investments		9	(1)	6	43
Other income		6	31	578	110
Balance sheet information
Non-current segment assets	66,381			66,381
Segments | E&P Norway
Disclosure of operating segments [line items]
Revenues third party	77	75	63	210	178
Net income/(loss) from equity accounted investments	0	0	0	0	0
Other income	(11)	(4)	31	496	65
Total revenues and other income	8,278	8,236	8,081	26,567	24,386
Purchases [net of inventory variation]	0	1	0	0	0
Operating, selling, general and administrative expenses	(926)	(1,077)	(871)	(2,894)	(2,718)
Depreciation and amortisation	(1,602)	(1,338)	(1,193)	(4,067)	(3,572)
Net impairment (losses)/reversals	0	0	0	0	0
Exploration expenses	(132)	(115)	(143)	(338)	(336)
Total operating expenses	(2,660)	(2,530)	(2,207)	(7,299)	(6,626)
Net operating income/(loss)	5,618	5,706	5,875	19,268	17,760
Additions to PP&E, intangibles and equity accounted investments	1,557	1,674	1,462	5,640	4,413
Balance sheet information
Equity accounted investments	4			4
Non-current segment assets	32,490			32,490
Segments | E&P International
Disclosure of operating segments [line items]
Revenues third party	125	155	126	433	471
Net income/(loss) from equity accounted investments	0	0	3	0	11
Other income	22	2	0	77	(1)
Total revenues and other income	1,315	1,348	1,597	4,234	5,160
Purchases [net of inventory variation]	(38)	(67)	11	(102)	21
Operating, selling, general and administrative expenses	(532)	(504)	(519)	(1,603)	(1,496)
Depreciation and amortisation	(269)	(310)	(544)	(974)	(1,526)
Net impairment (losses)/reversals	(650)	0	0	(650)	0
Exploration expenses	(80)	(51)	(138)	(164)	(437)
Total operating expenses	(1,569)	(932)	(1,190)	(3,493)	(3,438)
Net operating income/(loss)	(254)	415	407	741	1,722
Additions to PP&E, intangibles and equity accounted investments	695	622	760	2,078	2,295
Balance sheet information
Equity accounted investments	0			0
Non-current segment assets	12,772			12,772
Segments | E&P USA
Disclosure of operating segments [line items]
Revenues third party	57	61	62	181	202
Net income/(loss) from equity accounted investments	0	0	0	0	0
Other income	0	0	0	0	30
Total revenues and other income	1,014	1,040	943	3,251	2,999
Purchases [net of inventory variation]	0	0	0	0	0
Operating, selling, general and administrative expenses	(569)	(306)	(314)	(1,186)	(885)
Depreciation and amortisation	(405)	(536)	(408)	(1,311)	(1,199)
Net impairment (losses)/reversals	(385)	0	0	(385)	0
Exploration expenses	(39)	(16)	(15)	(60)	(68)
Total operating expenses	(1,398)	(858)	(737)	(2,941)	(2,152)
Net operating income/(loss)	(384)	183	207	310	847
Additions to PP&E, intangibles and equity accounted investments	314	294	330	915	2,211
Balance sheet information
Equity accounted investments	0			0
Non-current segment assets	11,925			11,925
Segments | MMP
Disclosure of operating segments [line items]
Revenues third party	25,719	24,795	25,133	79,579	75,000
Net income/(loss) from equity accounted investments	(1)	(21)	(11)	(31)	(42)
Other income	8	0	0	9	0
Total revenues and other income	25,753	24,798	25,204	79,623	75,218
Purchases [net of inventory variation]	(23,988)	(23,055)	(23,440)	(74,450)	(68,614)
Operating, selling, general and administrative expenses	(1,323)	(1,182)	(1,136)	(3,858)	(3,741)
Depreciation and amortisation	(217)	(232)	(243)	(676)	(712)
Net impairment (losses)/reversals	283	0	158	283	191
Exploration expenses	0	0	0	0	0
Total operating expenses	(25,244)	(24,469)	(24,660)	(78,701)	(72,875)
Net operating income/(loss)	509	329	544	922	2,343
Additions to PP&E, intangibles and equity accounted investments	307	254	185	768	585
Balance sheet information
Equity accounted investments	714			714
Non-current segment assets	3,825			3,825
Segments | REN
Disclosure of operating segments [line items]
Revenues third party	16	22	21	56	53
Net income/(loss) from equity accounted investments	(9)	31	7	44	75
Other income	15	9	0	(20)	0
Total revenues and other income	34	67	33	102	142
Purchases [net of inventory variation]	(7)	0	0	(7)	0
Operating, selling, general and administrative expenses	(70)	(101)	(144)	(278)	(538)
Depreciation and amortisation	(13)	(12)	(2)	(33)	(26)
Net impairment (losses)/reversals	(3)	(955)	(53)	(1,103)	(55)
Exploration expenses	0	0	0	0	0
Total operating expenses	(92)	(1,069)	(199)	(1,421)	(618)
Net operating income/(loss)	(59)	(1,002)	(166)	(1,319)	(476)
Additions to PP&E, intangibles and equity accounted investments	773	718	361	2,271	1,593
Balance sheet information
Equity accounted investments	1,933			1,933
Non-current segment assets	4,487			4,487
Segments | Other
Disclosure of operating segments [line items]
Revenues third party	24	23	13	72	64
Net income/(loss) from equity accounted investments	(6)	(1)	0	(7)	0
Other income	14	0	0	16	16
Total revenues and other income	40	31	20	105	104
Purchases [net of inventory variation]	0	0	0	(1)	0
Operating, selling, general and administrative expenses	(74)	(33)	(17)	(156)	(96)
Depreciation and amortisation	(38)	(38)	(34)	(113)	(105)
Net impairment (losses)/reversals	0	0	0	0	(7)
Exploration expenses	0	0	0	0	0
Total operating expenses	(112)	(70)	(52)	(270)	(209)
Net operating income/(loss)	(71)	(40)	(31)	(165)	(105)
Additions to PP&E, intangibles and equity accounted investments	34	15	41	79	183
Balance sheet information
Equity accounted investments	196			196
Non-current segment assets	883			883
Eliminations
Disclosure of operating segments [line items]
Revenues third party	0	0	0	0	0
Revenues and other income inter-segment	(10,386)	(10,374)	(10,433)	(32,766)	(31,890)
Net income/(loss) from equity accounted investments	0	0	0	0	0
Other income	0	0	0	0	0
Total revenues and other income	(10,386)	(10,374)	(10,433)	(32,766)	(31,890)
Purchases [net of inventory variation]	10,115	10,383	10,325	32,460	31,421
Operating, selling, general and administrative expenses	182	121	179	416	571
Depreciation and amortisation	0	0	0	0	0
Net impairment (losses)/reversals	0	0	0	0	0
Exploration expenses	0	0	0	0	0
Total operating expenses	10,297	10,504	10,504	32,876	31,992
Net operating income/(loss)	(89)	130	71	109	102
Additions to PP&E, intangibles and equity accounted investments	0	0	0	0	0
Balance sheet information
Non-current segment assets	0			0
Eliminations | E&P Norway
Disclosure of operating segments [line items]
Revenues and other income inter-segment	(8,212)	(8,165)	(7,988)	(25,861)	(24,143)
Eliminations | E&P International
Disclosure of operating segments [line items]
Revenues and other income inter-segment	(1,169)	(1,191)	(1,467)	(3,724)	(4,680)
Eliminations | E&P USA
Disclosure of operating segments [line items]
Revenues and other income inter-segment	(957)	(980)	(881)	(3,070)	(2,768)
Eliminations | MMP
Disclosure of operating segments [line items]
Revenues and other income inter-segment	(28)	(25)	(83)	(66)	(261)
Eliminations | REN
Disclosure of operating segments [line items]
Revenues and other income inter-segment	(11)	(5)	(6)	(22)	(15)
Eliminations | Other
Disclosure of operating segments [line items]
Revenues and other income inter-segment	(8)	$ (8)	$ (8)	(24)	$ (24)
Eliminations
Balance sheet information
Equity accounted investments	0			0
Unallocated amounts
Balance sheet information
Total non-current assets	$ 14,464			$ 14,464